Nature of Business (Details) - USD ($)						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 01, 2025	May 07, 2025	Mar. 21, 2025	Dec. 13, 2024	Jul. 28, 2023	Aug. 31, 2024	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Feb. 04, 2025	Mar. 31, 2023
Nature of Business
Option fee						$ 150,000
Subsequent fees						$ 80,000
Cash consideration transferrred					$ 8,000,000
Operating expenses					$ 2,400,000			$ 7,047,000	$ 5,628,000
Equity investment in cash												$ 5,000,000
Preferred stock, par value (in dollars per share)								$ 0	$ 0
Maximum amount of aggregate initial offering price											$ 25,000,000
Cash commission of gross proceeds of sales of common stock, percentage		3.00%
Proceeds from issuance of common stock								$ 1,375,000	$ 0
Cyclerion
Nature of Business
Up front payment received				$ 1,750,000					1,250,000
Additional up front payment									$ 500,000
Akebia
Nature of Business
Additional milestone cash payment								$ 557,500,000
Up front payment received										$ 3,000,000
Development milestone payment	$ 1,000,000
Sales Agreement [Member]
Nature of Business
Sale of shares								715,220
Proceeds from issuance of common stock								$ 2,100,000
Maximum
Nature of Business
Maximum amount of aggregate initial offering price		$ 20,000,000
Maximum | Sales Agreement [Member]
Nature of Business
Commissions paid								$ 100,000
Series A Convertible Preferred Stock
Nature of Business
Preferred stock, shares issued												351,037
Preferred stock, par value (in dollars per share)												$ 8.68
Common Stock
Nature of Business
Common stock shares issued												225,000
Sale of shares								715,220
2025 Equity Private Placement
Nature of Business
Transaction costs associated with sale of transferred assets							$ 100,000
2025 Equity Private Placement | Common Stock
Nature of Business
Common stock shares issued			499,998
Common stock share purchase price			$ 2.75
Proceeds from issuance of common stock			$ 1,375,000
Tisento Therapeutics Holdings Inc
Nature of Business
Outstanding equity securities					10.00%